Concessions and Authorizations - Schedule of Average Effect on Consumers (Details)		12 Months Ended
	May 21, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Average Tariff Adjustment	7.32%	7.32%
High and Medium Voltage - Group A [Member]
IfrsStatementLineItems [Line Items]
Average Tariff Adjustment	8.63%	8.63%
Low Voltage - Group B [Member]
IfrsStatementLineItems [Line Items]
Average Tariff Adjustment		6.72%